Note 7 - Risk Management -Liquidity Risk - Collateral received (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	€ 38,496,000,000	€ 27,474,000,000	€ 23,881,000,000
Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	9,208,000,000	5,633,000,000	9,630,000,000
Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	48,000,000	319,000,000	201,000,000
Equity instruments [Member] | Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	65,000,000	89,000,000	103,000,000
Equity instruments [Member] | Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	70,000,000	82,000,000	5,000,000
Equity instruments [Member] | Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	0	0	0
Debt Securities [Member] | Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	38,431,000,000	27,385,000,000	23,715,000,000
Debt Securities [Member] | Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	9,130,000,000	5,542,000,000	9,619,000,000
Debt Securities [Member] | Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	38,000,000	300,000,000	121,000,000
Loans And Receivables And Other Assets [Member] | Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	0	0	63,000,000
Loans And Receivables And Other Assets [Member] | Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	8,000,000	8,000,000	6,000,000
Loans And Receivables And Other Assets [Member] | Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	10,000,000	19,000,000	80,000,000
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	0	78,000,000	3,000,000
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	82,000,000	87,000,000	161,000,000
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	€ 0	€ 0	€ 0